Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 15,501,359	$ 17,362,093	$ 30,414,856	$ 30,327,696	$ 68,681,818	$ 48,929,124
Operating Expenses
Cost of revenues	8,757,513	11,456,303	18,083,074	19,488,597	45,139,169	33,227,730
Personnel	3,406,902	2,942,810	6,522,258	5,416,230	13,593,090	9,531,101
Depreciation and amortization	421,468	572,194	845,930	1,099,200	2,240,680	2,037,112
General and administrative	2,395,880	2,350,155	4,528,480	3,851,794	12,995,974	9,872,689
Professional fees	1,847,073	485,901	4,872,222	873,722
Impairment of goodwill and intangible assets	1,216,966		1,216,966		14,648,048
Total Operating Expenses	18,045,802	17,807,363	36,068,930	30,729,543	88,616,961	54,668,632
LOSS FROM OPERATIONS	(2,544,443)	(445,270)	(5,654,074)	(401,847)	(19,935,143)	(5,739,508)
Other Income (Expense)
Other income	47,769	18,696	27,837	51,594	(213,391)	(11,450)
Loss on disposal of property and equipment	(13,815)		(13,815)		18,026	65,417
Interest expense	(1,302,599)	(1,231,341)	(2,619,489)	(2,610,777)	(11,442,802)	(4,594,740)
Amortization of debt discounts	(2,929,336)	(772,561)	(6,604,925)	(1,185,211)	(683,029)
Loss on extinguishment of debt	(778,875)		(1,200,750)			(2,039,815)
Gain on change in fair value of warrant liabilities	3,661,800		1,759,600		(27,900)
Loss on change in fair value of derivative liabilities	(1,290,563)		(1,903,025)		385,138
Loss on write-down of related party note payable						(158,817)
Preliminary gain on bargain purchase				2,639,861
Total Other Expense	(2,605,619)	(1,985,206)	(10,554,567)	(1,104,533)	(11,280,929)	(6,739,405)
NET LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(5,150,062)	(2,430,476)	(16,208,641)	(1,506,380)	(31,216,072)	(12,478,913)
Income tax benefit (expense)	243,250	(931,321)	145,250	(703,321)	(391,855)	1,677,000
NET LOSS FROM CONTINUING OPERATIONS	(4,906,812)	(3,361,797)	(16,063,391)	(2,209,701)
Net loss from discontinued operations		(608,239)	(262,577)	(712,854)
Gain on disposition of Asien’s			1,060,095
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS		(608,239)	797,518	(712,854)
NET LOSS	(4,906,812)	(3,970,036)	(15,265,873)	(2,922,555)	(31,607,927)	(10,801,913)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS					1,602,779	642,313
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS FROM CONTINUING OPERATIONS	31,583	168,893	49,435	228,715
NET (INCOME) LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS FROM DISCONTINUED OPERATIONS		30,412	(59,304)	35,643
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS	(4,875,229)	(3,770,731)	(15,275,742)	(2,658,197)	(30,005,148)	(10,159,600)
PREFERRED SHARE DIVIDENDS	(8,318)	(165,227)	(130,786)	(328,092)	(512,967)	(899,199)
DEEMED DIVIDENDS		(534,000)	(1,000)	(2,369,000)	(2,398,000)	(9,012,730)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS’	$ (4,883,547)	$ (4,469,958)	$ (15,407,528)	$ (5,355,289)	$ (32,916,115)	$ (20,071,529)
LOSS PER COMMON SHARE FROM CONTINUING OPERATIONS - BASIC (in Dollars per share)	$ (9.4)	$ (863.19)	$ (41.6)	$ (1,182.53)
LOSS PER COMMON SHARE FROM CONTINUING OPERATIONS -DILUTED (in Dollars per share)	(9.4)	(863.19)	(41.6)	(1,182.53)
INCOME (LOSS) PER COMMON SHARE FROM DISCONTINUED OPERATIONS - BASIC (in Dollars per share)		(128.15)	1.9	(171.19)
INCOME (LOSS) PER COMMON SHARE FROM DISCONTINUED OPERATIONS -DILUTED (in Dollars per share)		(128.15)	1.9	(171.19)
LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS - BASIC (in Dollars per share)	(9.4)	(991.34)	(39.7)	(1,353.72)	$ (328.82)	$ (271.79)
LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS - DILUTED (in Dollars per share)	$ (9.4)	$ (991.34)	$ (39.7)	$ (1,353.72)	$ (328.82)	$ (271.79)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - BASIC (in Shares)	519,621	4,509	388,136	3,956	100,105	73,849
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - DILUTED (in Shares)	519,621	4,509	388,136	3,956	100,105	73,849
NET LOSS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO 1847 HOLDINGS	$ (4,875,229)	$ (3,192,904)	$ (16,013,956)	$ (1,980,986)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO 1847 HOLDINGS		$ (577,827)	$ 738,214	$ (677,211)